DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN, Narrative (FY) (Details) - USD ($)							9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 20, 2022	Aug. 20, 2022	Jul. 30, 2022	Aug. 20, 2021	Jul. 30, 2021	Jul. 30, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Mar. 04, 2021
Gross proceeds								$ 176,806,700
Gross proceeds from private placement								$ 8,012,450
Underwriting fees					$ 3,608,300	$ 3,608,300			3,608,300
Deferred underwriting fees					6,314,525	6,314,525			$ 6,314,525
Common stock, shares, subject to forfeiture								0	0
Transaction costs					15,401,418	15,401,418	$ 14,638,901		$ 15,401,418
Other offering costs					764,193	764,193			764,193
Excess fair value of the founder shares sold					4,714,400	4,714,400			4,714,400
Purchase price					$ 4,150	$ 4,150			4,150
Cash deposited in trust account per unit (in dollars per share)					$ 10.1	$ 10.1
Term of option for underwriters to purchase additional Units to cover over-allotments							2 days
Net tangible asset threshold for redeeming public shares							$ 5,000,001		$ 5,000,001
Percentage of public shares that can be redeemed without prior consent							15.00%		15.00%
Public shares (in percent)							100.00%		100.00%
Period to redeem public shares if business combination is not completed within initial combination period							10 days		10 days
Cash at bank							$ 50,750		$ 1,343,809
Working capital deficit							$ 1,707,317		$ 9,221,425
Common Class B [Member]
Common stock, shares, subject to forfeiture								656,250
Common stock outstanding							4,510,375	4,510,375	4,510,375
Common Class A [Member]
Share price (in dollars per share)							$ 10.18
Common stock outstanding	18,041,500						0	0	0
Redemption settlement of shares	the holders of 16,737,241 shares of the Company’s Class A common stock elected to redeem their shares at a per share redemption price of approximately $10.22. As a result, the Company transferred cash in the amount of $185,001,686 to the Trustee, of which $171,094,003 was designated to pay such holders who had elected to redeem their shares in connection with the Extension Proposal. As of December 31, 2022, $161,957,835 had been paid to the redeeming stockholders and $22,468,765 remained in restricted cash, $9,136,168 of which was paid subsequent to December 31, 2022 to such holders who elected to redeem their shares. Following the redemptions, the Company had 1,304,259 shares of the Company’s Class A Common Stock outstanding and $13,332,597 remained in the Trust Account (i.e. approximately $10.22 per share of the Company’s Class A Common Stock).								the holders of 16,737,241 shares of the Company’s Class A common stock elected to redeem their shares at a per share redemption price of approximately $10.22. As a result, the Company transferred cash in the amount of $185,001,686 to the Trustee, of which $171,094,003 was designated to pay such holders who had elected to redeem their shares in connection with the Extension Proposal. As of December 31, 2022, $161,957,835 had been paid to the redeeming stockholders and $22,468,765 remained in restricted cash, $9,136,168 of which was paid subsequent to December 31, 2022 to such holders who elected to redeem their shares. Following the redemptions, the Company had 1,304,259 shares of the Company’s Class A Common Stock outstanding and $13,332,597 remained in the Trust Account (i.e. approximately $10.22 per share of the Company’s Class A Common Stock).
Maximum [Member]
Period to complete business combination from closing of initial public offering							24 months		24 months
Interest from trust account that can be held to pay dissolution expenses							$ 100,000		$ 100,000
Net proceeds from Initial Public Offering and Private Placement (in dollars per share)							$ 10.1		$ 10.1
Minimum [Member]
Period to complete business combination from closing of initial public offering							18 months		18 months
Investor [Member]
Share price (in dollars per share)									$ 0.005
Investor [Member] | Common Class B [Member]
Number of shares forfeited (in shares)		520,875		520,875
Investor [Member] | Maximum [Member] | Common Class B [Member]
Common stock, shares, subject to forfeiture				656,250						656,250
IPO [Member]
Gross proceeds								$ 180,415,000
Option for underwriters to purchase additional units, term						45 days
Additional Units that can be purchased to cover over-allotments					2,625,000	2,625,000
Underwriting fees					$ 3,608,300	$ 3,608,300
Deferred underwriting fees					6,314,525	6,314,525
Transaction costs					15,401,418	15,401,418
Other offering costs					$ 764,193	$ 764,193
IPO [Member] | Common Class A [Member]
Gross proceeds								$ 180,415,000
Over-Allotment Option [Member]
Units issued (in shares)				541,500
Gross proceeds				$ 5,415,000
Option for underwriters to purchase additional units, term			45 days			45 days			45 days
Additional Units that can be purchased to cover over-allotments			2,625,000	2,625,000	2,625,000	2,625,000
Underwriting fees				$ 108,300
Deferred underwriting fees				$ 189,525
Term of option for underwriters to purchase additional Units to cover over-allotments									2 days
Public Shares [Member] | IPO [Member]
Units issued (in shares)			17,500,000		17,500,000	17,500,000
Share price (in dollars per share)			$ 10		$ 10	$ 10
Gross proceeds					$ 175,000,000	$ 175,000,000
Public Shares [Member] | Over-Allotment Option [Member]
Units issued (in shares)				541,500
Gross proceeds				$ 5,415,000
Private Placement Warrants [Member] | Private Placement [Member]
Share price (in dollars per share)			$ 1		$ 1	$ 1
Class of warrant or right, issued			7,850,000		7,850,000	7,850,000
Gross proceeds from private placement					$ 7,850,000	$ 7,850,000
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Share price (in dollars per share)		$ 1		$ 1
Class of warrant or right, issued		162,450		162,450
Gross proceeds from private placement				$ 162,450